Debt - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 7,167		$ 7,374
Less current portion of debt	(616)		(213)
Borrowings	$ 6,551		7,161
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	4.75%	4.75%
Gross debt	$ 0		190
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
Gross debt	$ 147		137
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.90%	3.90%
Gross debt	$ 673		688
6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt	$ 449		761
6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt	$ 648		620
6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt	$ 531		997
5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt	$ 529		500
5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt	$ 492		473
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	3,469		4,366
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	3,322		2,785
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt	71		0
Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	305		223
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 5,362		$ 5,906
Less current portion of debt		(454)		(168)
Borrowings		4,908		5,738
Face Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt		0		150
Face Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt		108		108
Face Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt		503		550
Face Value | 6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		336		609
Face Value | 6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		480		490
Face Value | 6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		396		795
Face Value | 5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		395		399
Face Value | 5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		367		377
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		2,585		3,478
Face Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt		2,500		2,252
Face Value | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt		52		0
Face Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 225		$ 176
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt	7,089		8,570
Less current portion of debt	(616)		(213)
Borrowings	6,473		8,357
Fair Value | 4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Gross debt	0		190
Fair Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt	147		140
Fair Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt	614		751
Fair Value | 6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	452		1,005
Fair Value | 6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	631		795
Fair Value | 6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	531		1,349
Fair Value | 5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	471		602
Fair Value | 5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	448		586
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	3,294		5,418
Fair Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	3,419		2,929
Fair Value | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Gross debt	71		0
Fair Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 305		$ 223